Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details Textual) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Textual)
Fair value	$ 142,370	$ 95,316
Repurchase Agreement and Securities Lending [Member]
Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Textual)
Fair value	$ 305,593	$ 298,708